Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Cash And Cash Equivalents [Abstract]
Letter of credit issued to various airlines against bank balances	$ 125	$ 3